Other Real Estate Held For Sale	12 Months Ended
Dec. 31, 2011
Other Real Estate Held For Sale [Abstract]
OTHER REAL ESTATE HELD FOR SALE

NOTE 6 – OTHER REAL ESTATE HELD FOR SALE

An analysis of other real estate held for sale for the years ended December 31 is as follows (dollars in thousands):

	2011	2010

Balance, January 1	$5,562	$5,804
Other real estate transferred from loans due to foreclosure	4,194	5,373
Other real estate sold	(5,457)	(2,862)
Writedowns of other real estate held for sale	(855)	(2,703)
Loss on other real estate held for sale	(282)	(50)

Balance, December 31	$3,162	$5,562